Dividends (Tables)	6 Months Ended
Sep. 30, 2026
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2026	32.14	990	609
Interim dividend in respect of the year ended 31 March 2026	16.35	729	80
Final dividend in respect of the year ended 31 March 2025	30.88	894	617